DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
S. CAESAR RABOY, Senior Vice President and
  Deputy General Manager and Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
JOHN D. McNEIL, Director
MARGARET SEARS MEAD, Assistant Vice President and Secretary
L. BROCK THOMSON, Vice President
  and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

CORPORATE MARKETS:
One Sun Life Executive Park
Wellesley Hills, MA 02481

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park, Wellesley Hills, MA 02481

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616
 ACCOUNT INFORMATION
 For account information, please call toll free:
 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free: 1-800-752-7215 any business day from 8 a.m. to 6 p.m. Eastern time.

                                                                       COLI 8/98

                           SUN LIFE CORPORATE VUL-SM-

                       SEMIANNUAL REPORT - JUNE 30, 1998

                                 PROFESSIONALLY MANAGED LIFE INSURANCE ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           ------------------------------------
                                             Beginning of                         Percent Change
                                                Period          June 30, 1998     in Unit Value
                                           ----------------   -----------------   --------------
 MFS/Sun Life Series Trust
   Capital Appreciation Series Trust.....      $10.0000*          $11.9012            19.01%
   Emerging Growth Series Trust..........       11.0026            13.3323            21.17
   Government Securities Series Trust....       10.5688            10.9820             3.91
   Total Return Series Trust.............       10.0000*           11.3838            13.84
   World Growth Series Trust.............       10.5640            11.9372            13.00
 Fidelity Variable Insurance Products
 Fund
   Equity Income Portfolio...............       10.9124            12.0614            10.53
   Growth Portfolio......................       10.2373            12.1954            19.13
   High Income Portfolio.................       10.0000*           11.1446            11.45
   Money Market Portfolio................       10.5701            10.8479             2.63
 Fidelity Variable Insurance Products
 Fund II
   Contrafund Portfolio..................       11.0288            12.8746            16.74
   Index 500 Portfolio...................       11.5522            13.5650            17.42
 Neuberger & Berman Advisers Management
 Trust
   Limited Maturity Bond Portfolio.......       10.3519            10.6109             2.50
   Partners Portfolio....................       10.6022            11.2352             5.97
 J.P. Morgan Series Trust II
   JP Morgan Bond Portfolio..............       10.6129            11.0235             3.87
   JP Morgan Equity Portfolio............       10.0000*           11.7313            17.31
   JP Morgan Small Company Portfolio.....       10.0000*           11.4523            14.52
 Templeton Variable Products Series Fund
   Templeton Stock Fund: Class 1.........        9.6304            10.6539            10.63

 *Unit value on the date of commencement of operations of the Sub-Account.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION -- June 30, 1998

 Assets:
                                                                                          Shares          Cost           Value
                                                                                        -----------  --------------  --------------
   Investment in MFS/Sun Life Series Trust:
     Capital Appreciation Series ("CAS")..............................................        1,878  $       85,990  $       80,350
     Emerging Growth Series ("EGS")...................................................          925          18,783          19,486
     Government Securities Series ("GSS").............................................       13,163         170,752         168,485
     Total Return Series ("TRS")......................................................       29,346         638,304         607,173
     World Growth Series ("WGO")......................................................       49,165         743,601         759,113

   Investments in Fidelity Variable Insurance Products Fund:
     Equity Income Portfolio ("FEI")..................................................       64,862       1,540,683       1,632,566
     Growth Portfolio ("FGP").........................................................       39,448       1,360,252       1,511,649
     High Income Portfolio ("FHI")....................................................        2,445          30,530          30,885
     Money Market Portfolio ("FMM")...................................................      521,728         521,728         521,728
   Investments in Fidelity Variable Insurance Products Fund II:
     Contrafund Portfolio ("FCN").....................................................        2,534          53,189          55,619
     Index 500 Portfolio ("FIP")......................................................       30,275       3,568,193       3,913,078
   Investments in Neuberger & Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio ("NLM")..........................................        3,676          49,534          49,887
     Partners Portfolio ("NPP").......................................................       46,388         971,073         892,960
   Investments in J.P. Morgan Series Trust II
     JP Morgan Bond Portfolio ("JBP").................................................       60,049         691,601         701,370
     JP Morgan Equity Portfolio ("JEP")...............................................        9,150         145,783         148,878
     JP Morgan Small Company Portfolio ("JSC")........................................       20,929         288,401         282,964
   Investments in Templeton Variable Products Series Fund:
     Templeton Stock Fund: Class 1 ("TSF")............................................       16,318         385,821         375,635
                                                                                                     --------------  --------------
         Net Assets................................................................................  $   11,264,218  $   11,751,826
                                                                                                     --------------  --------------
                                                                                                     --------------  --------------

                                                Units     Unit Value      Value
                                              ----------  ----------   ------------
     CAS....................................       6,751   $11.9012    $     80,350
     EGS....................................       1,462    13.3323          19,486
     GSS....................................      15,342    10.9820         168,485
     TRS....................................      53,337    11.3838         607,173
     WGO....................................      63,592    11.9372         759,113
     FEI....................................     135,355    12.0614       1,632,566
     FGP....................................     123,952    12.1954       1,511,649
     FHI....................................       2,771    11.1446          30,885
     FMM....................................      38,087    10.8479         413,249
     FCN....................................       4,320    12.8746          55,619
     FIP....................................     288,469    13.5650       3,913,078
     NLM....................................       4,702    10.6109          49,887
     NPP....................................      79,479    11.2352         892,960
     JBP....................................      63,625    11.0235         701,370
     JEP....................................      12,691    11.7313         148,878
     JSC....................................      24,708    11.4523         282,964
     TSF....................................      35,258    10.6539         375,635
                                                                       ------------
     Net Assets Applicable to Contract
 Owners.....................................                             11,643,347
                                                                       ------------
     Net Assets Applicable to Sponsor
 (FMM)......................................      10,000    10.8479         108,479
                                                                       ------------
         Total Net Assets...........................................   $ 11,751,826
                                                                       ------------
                                                                       ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1998

                                          CAS            EGS            GSS              TRS             WGO            FEI
                                     Sub-Account*    Sub-Account    Sub-Account     Sub-Account**    Sub-Account    Sub-Account
                                     -------------   ------------   ------------   ---------------   ------------   ------------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received..........     $ 7,994         $   598        $ 8,657         $ 64,091         $39,888        $   821
                                     -------------       ------     ------------   ---------------   ------------   ------------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales............     $ 1,224         $   309        $ 3,533         $202,362         $11,254        $56,572
    Cost of investments sold.......       1,328             245          3,389          192,281           9,742         52,064
                                     -------------       ------     ------------   ---------------   ------------   ------------
      Net realized gains
       (losses)....................     $  (104)        $    64        $   144         $ 10,081         $ 1,512        $ 4,508
                                     -------------       ------     ------------   ---------------   ------------   ------------
  Net unrealized appreciation
   (depreciation) on investments:
    End of period..................     $(5,640)        $   703        $(2,267)        $(31,131)        $15,512        $91,883
    Beginning of period............      --                 257            499          --               10,955          1,079
                                     -------------       ------     ------------   ---------------   ------------   ------------
      Change in unrealized
       appreciation
       (depreciation)..............     $(5,640)        $   446        $(2,766)        $(31,131)        $ 4,557        $90,804
                                     -------------       ------     ------------   ---------------   ------------   ------------
    Realized and unrealized gains
     (losses)......................     $(5,744)        $   510        $(2,622)        $(21,050)        $ 6,069        $95,312
                                     -------------       ------     ------------   ---------------   ------------   ------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.......................     $ 2,250         $ 1,108        $ 6,035         $ 43,041         $45,957        $96,133
                                     -------------       ------     ------------   ---------------   ------------   ------------
                                     -------------       ------     ------------   ---------------   ------------   ------------

                                          FGP              FHI
                                      Sub-Account     Sub-Account**
                                     --------------   --------------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received..........     $ 34,173           $ --
                                     --------------       -----
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales............     $ 84,558           $792
    Cost of investments sold.......       85,026            779
                                     --------------       -----
      Net realized gains
       (losses)....................     $   (468)          $ 13
                                     --------------       -----
  Net unrealized appreciation
   (depreciation) on investments:
    End of period..................     $151,397           $355
    Beginning of period............        1,530         --
                                     --------------       -----
      Change in unrealized
       appreciation
       (depreciation)..............     $149,867           $355
                                     --------------       -----
    Realized and unrealized gains
     (losses)......................     $149,399           $368
                                     --------------       -----
 INCREASE IN NET ASSETS FROM
  OPERATIONS.......................     $183,572           $368
                                     --------------       -----
                                     --------------       -----

 * For the period April 23, 1998 (commencement of operations of Sub-Account) through June 30, 1998.
** For the period February 11, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                 FMM               FCN           FIP         NLM            NPP          JBP
                                             Sub-Account       Sub-Account     Sub-Account Sub-Account  Sub-Account  Sub-Account
                                           ---------------   ---------------   --------  ------------   -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $   19,634        $      382     $48,449       $167       $   97,246     $1,488
                                           ---------------          ------     --------     -----       -----------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions
     Proceeds from sales.................     $4,174,696        $      843     $413,795      $785       $   83,944    3$36,101
     Cost of investments sold............      4,174,696               718     325,742        793           84,685    329,880
                                           ---------------          ------     --------     -----       -----------  -----------
     Net realized gains (losses).........     $ --              $      125     $88,053       $ (8)      $     (741 )   $6,221
                                           ---------------          ------     --------     -----       -----------  -----------
   Net unrealized appreciation
    (depreciation) on investments
     End of period.......................     $ --              $    2,430     $344,885      $353       $  (78,113 )   $9,769
     Beginning of period.................       --                     609     102,939         90              960        (95)
                                           ---------------          ------     --------     -----       -----------  -----------
       Change in unrealized appreciation
        (depreciation)...................     $ --              $    1,821     $241,946      $263       $  (79,073 )   $9,864
                                           ---------------          ------     --------     -----       -----------  -----------
     Realized and unrealized gains
      (losses)...........................     $ --              $    1,946     $329,999      $255       $  (79,814 )   $16,085
                                           ---------------          ------     --------     -----       -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS............................     $   19,634        $    2,328     $378,448      $422       $   17,432     $17,573
                                           ---------------          ------     --------     -----       -----------  -----------
                                           ---------------          ------     --------     -----       -----------  -----------

                                                JEP              JSC
                                           Sub-Account**    Sub-Account**
                                           --------------   --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $    706         $  4,278
                                           --------------       -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions
     Proceeds from sales.................     $115,773         $  8,135
     Cost of investments sold............      105,713            7,750
                                           --------------       -------
     Net realized gains (losses).........     $ 10,060         $    385
                                           --------------       -------
   Net unrealized appreciation
    (depreciation) on investments
     End of period.......................     $  3,095         $ (5,437)
     Beginning of period.................      --               --
                                           --------------       -------
       Change in unrealized appreciation
        (depreciation)...................     $  3,095         $ (5,437)
                                           --------------       -------
     Realized and unrealized gains
      (losses)...........................     $ 13,155         $ (5,052)
                                           --------------       -------
  INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS............................     $ 13,861         $   (774)
                                           --------------       -------
                                           --------------       -------

** For the period February 11, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                               TSF
                                           Sub-Account       Total
                                           ------------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 22,221     $  350,793
                                           ------------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions
     Proceeds from sales.................    $  6,704     $5,501,380
     Cost of investments sold............       6,886      5,381,717
                                           ------------   -----------
     Net realized gains (losses).........    $   (182)    $  119,663
                                           ------------   -----------
   Net unrealized appreciation
    (depreciation) on investments
     End of period.......................    $(10,186)    $  487,608
     Beginning of period.................        (766)       118,057
                                           ------------   -----------
       Change in unrealized appreciation
       (depreciation)....................    $ (9,420)    $  369,551
                                           ------------   -----------
     Realized and unrealized gains
      (losses)...........................    $ (9,602)    $  489,214
                                           ------------   -----------
  INCREASE IN NET ASSETS FROM
   OPERATIONS............................    $ 12,619     $  840,007
                                           ------------   -----------
                                           ------------   -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      EGS
                                                                  CAS             Sub-Account                    GSS
                                                              Sub-Account   -----------------------          Sub-Account
                                                              -----------      Six                    -------------------------
                                                                Period       Months       Period      Six Months
                                                                 Ended        Ended        Ended        Ended      Period Ended
                                                               June 30,     June 30,     Dec. 31,      June 30,      Dec. 31,
                                                                 1998*        1998         1997          1998          1997
                                                              -----------   ---------   -----------   ----------   ------------
OPERATIONS:
  Net investment income.....................................    $  7,994     $   598      $--          $   8,657     $ --
  Net realized gains (losses)...............................        (104)         64            6            144            2
  Net unrealized gains (losses).............................      (5,640)        446          257         (2,766)         499
                                                              -----------   ---------   -----------   ----------   ------------
    Increase in net assets from operations..................    $  2,250     $ 1,108      $   263      $   6,035     $    501
                                                              -----------   ---------   -----------   ----------   ------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Premium payments received...............................    $ 10,390     $ 2,077      $ 2,617      $   9,729     $  2,618
    Net transfers between Sub-Accounts......................      68,939      13,788       --             --          153,244
  Policy and contract deductions............................      (1,229)       (310)         (57)        (3,582)         (60)
                                                              -----------   ---------   -----------   ----------   ------------
  Increase in net assets from contract owner transactions...    $ 78,100     $15,555      $ 2,560      $   6,147     $155,802
                                                              -----------   ---------   -----------   ----------   ------------
    Increase in net assets..................................    $ 80,350     $16,663      $ 2,823      $  12,182     $156,303
                                                              -----------   ---------   -----------   ----------   ------------

NET ASSETS:
  Beginning of period.......................................      --           2,823       --            156,303       --
                                                              -----------   ---------   -----------   ----------   ------------
  End of period.............................................    $ 80,350     $19,486      $ 2,823      $ 168,485     $156,303
                                                              -----------   ---------   -----------   ----------   ------------
                                                              -----------   ---------   -----------   ----------   ------------

* For the period April 23, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                                      WGO
                                                                  TRS             Sub-Account                    FEI
                                                              Sub-Account   -----------------------          Sub-Account
                                                              -----------      Six                    -------------------------
                                                                Period       Months       Period      Six Months
                                                                 Ended        Ended        Ended        Ended      Period Ended
                                                               June 30,     June 30,     Dec. 31,      June 30,      Dec. 31,
                                                                1998**        1998         1997          1998          1997
                                                              -----------   ---------   -----------   ----------   ------------
OPERATIONS:
  Net investment income.....................................    $ 64,091     $39,888      $--          $     821     $ --
  Net realized gains........................................      10,081       1,512          303          4,508           12
  Net unrealized gains (losses).............................     (31,131)      4,557       10,956         90,804        1,079
                                                              -----------   ---------   -----------   ----------   ------------
    Increase in net assets from operations..................    $ 43,041     $45,957      $11,259      $  96,133     $  1,091
                                                              -----------   ---------   -----------   ----------   ------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Premium payments received...............................    $661,051     $517,291     $200,129     $1,537,502    $ 12,040
    Net transfers between Sub-Accounts......................     (81,369)      1,174       --             19,173       --
  Policy and contract deductions............................     (15,550)    (11,567)      (5,130)       (33,146)        (227)
                                                              -----------   ---------   -----------   ----------   ------------
  Increase in net assets from contract owner transactions...    $564,132     $506,898     $194,999     $1,523,529    $ 11,813
                                                              -----------   ---------   -----------   ----------   ------------
    Increase in net assets..................................    $607,173     $552,855     $206,258     $1,619,662    $ 12,904
                                                              -----------   ---------   -----------   ----------   ------------

NET ASSETS:
  Beginning of period.......................................      --         206,258       --             12,904       --
                                                              -----------   ---------   -----------   ----------   ------------
  End of period.............................................    $607,173     $759,113     $206,258     $1,632,566    $ 12,904
                                                              -----------   ---------   -----------   ----------   ------------
                                                              -----------   ---------   -----------   ----------   ------------

** For the period February 11, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                                         FGP                  FHI           FMM
                                                                                     Sub-Account          Sub-Account   Sub-Account
                                                                               ------------------------   -----------   -----------
                                                                               Six Months                   Period      Six Months
                                                                                 Ended     Period Ended      Ended         Ended
                                                                                June 30,     Dec. 31,      June 30,      June 30,
                                                                                  1998         1997         1998**         1998
                                                                               ----------  ------------   -----------   -----------
OPERATIONS:
  Net investment income......................................................  $   34,173    $ --           $--         $    19,634
  Net realized gains (losses)................................................        (468)     --                13         --
  Net unrealized gains.......................................................     149,867       1,529           355         --
                                                                               ----------  ------------   -----------   -----------
    Increase in net assets from operations...................................  $  183,572    $  1,529       $   368     $    19,634
                                                                               ----------  ------------   -----------   -----------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Premium payments received................................................  $1,134,362    $ --           $25,065     $ 1,420,767
    Net transfers between Sub-Accounts.......................................     (22,171)    245,191         6,285      (1,005,414)
  Policy and contract deductions.............................................     (30,824)        (10)         (833)        (18,960)
                                                                               ----------  ------------   -----------   -----------
  Increase (decrease) in net assets from contract owner transactions.........  $1,081,367    $245,181       $30,517     $   396,393
                                                                               ----------  ------------   -----------   -----------
    Increase in net assets...................................................  $1,264,939    $246,710       $30,885     $   416,027
                                                                               ----------  ------------   -----------   -----------

NET ASSETS:
  Beginning of period........................................................     246,710      --            --             105,701
                                                                               ----------  ------------   -----------   -----------
  End of period..............................................................  $1,511,649    $246,710       $30,885     $   521,728
                                                                               ----------  ------------   -----------   -----------
                                                                               ----------  ------------   -----------   -----------


                                                                               Period Ended
                                                                                 Dec. 31,
                                                                                   1997
                                                                               ------------
OPERATIONS:
  Net investment income......................................................   $    8,584
  Net realized gains (losses)................................................      --
  Net unrealized gains.......................................................      --
                                                                               ------------
    Increase in net assets from operations...................................   $    8,584
                                                                               ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Premium payments received................................................   $  612,754
    Net transfers between Sub-Accounts.......................................     (612,977)
  Policy and contract deductions.............................................       (2,776)
                                                                               ------------
  Increase (decrease) in net assets from contract owner transactions.........   ($  (2,999)
                                                                               ------------
    Increase in net assets...................................................   $    5,585
                                                                               ------------
NET ASSETS:
  Beginning of period........................................................      100,116
                                                                               ------------
  End of period..............................................................   $  105,701
                                                                               ------------
                                                                               ------------

** For the period February 11, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                                          FCN                        FIP
                                                                                      Sub-Account                Sub-Account
                                                                               -------------------------   ------------------------
                                                                               Six Months                  Six Months
                                                                                 Ended      Period Ended     Ended     Period Ended
                                                                                June 30,      Dec. 31,      June 30,     Dec. 31,
                                                                                  1998          1997          1998         1997
                                                                               ----------   ------------   ----------  ------------
OPERATIONS:
  Net investment income......................................................   $    382      $ --         $   48,449    $ --
  Net realized gains (losses)................................................        125             8         88,053       2,026
  Net unrealized gains.......................................................      1,821           608        241,946     102,937
                                                                               ----------   ------------   ----------  ------------
    Increase in net assets from operations...................................   $  2,328      $    616     $  378,448    $104,963
                                                                               ----------   ------------   ----------  ------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Premium payments received................................................   $ 47,597      $  6,022     $2,651,926    $897,270
    Net transfers between Sub-Accounts.......................................         22        --            341,070      --
  Policy and contract deductions.............................................       (847)         (119)      (436,374)    (24,225)
                                                                               ----------   ------------   ----------  ------------
  Increase in net assets from contract owner transactions....................   $ 46,772      $  5,903     $2,556,622    $873,045
                                                                               ----------   ------------   ----------  ------------
    Increase in net assets...................................................   $ 49,100      $  6,519     $2,935,070    $978,008
                                                                               ----------   ------------   ----------  ------------

NET ASSETS:
  Beginning of period........................................................      6,519        --            978,008      --
                                                                               ----------   ------------   ----------  ------------
  End of period..............................................................   $ 55,619      $  6,519     $3,913,078    $978,008
                                                                               ----------   ------------   ----------  ------------
                                                                               ----------   ------------   ----------  ------------

                                                                                          NLM
                                                                                      Sub-Account
                                                                               -------------------------
                                                                               Six Months
                                                                                  Ended     Period Ended
                                                                                June 30,      Dec. 31,
                                                                                  1998          1997
                                                                               -----------  ------------
OPERATIONS:
  Net investment income......................................................  $       167   $  --
  Net realized gains (losses)................................................           (8)           1
  Net unrealized gains.......................................................          263           90
                                                                               -----------  ------------
    Increase in net assets from operations...................................  $       422   $       91
                                                                               -----------  ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Premium payments received................................................  $     6,233   $    2,617
    Net transfers between Sub-Accounts.......................................       41,363      --
  Policy and contract deductions.............................................         (787)         (52)
                                                                               -----------  ------------
  Increase in net assets from contract owner transactions....................  $    46,809   $    2,565
                                                                               -----------  ------------
    Increase in net assets...................................................  $    47,231   $    2,656
                                                                               -----------  ------------
NET ASSETS:
  Beginning of period........................................................        2,656      --
                                                                               -----------  ------------
  End of period..............................................................  $    49,887   $    2,656
                                                                               -----------  ------------
                                                                               -----------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                          NPP                        JBP                  JEP
                                                                      Sub-Account                Sub-Account          Sub-Account
                                                               -------------------------   ------------------------   ------------
                                                               Six Months                  Six Months                  Six Months
                                                                 Ended      Period Ended     Ended     Period Ended      Ended
                                                                June 30,      Dec. 31,      June 30,     Dec. 31,       June 30,
                                                                  1998          1997          1998         1997          1998**
                                                               ----------   ------------   ----------  ------------   ------------
 OPERATIONS:
   Net investment income.....................................   $ 97,246      $ --         $    1,488    $ 1,837      $        706
   Net realized gains (losses)...............................       (741)       --              6,221         44            10,060
   Net unrealized gains (losses).............................    (79,073)          960          9,864        (95)            3,095
                                                               ----------   ------------   ----------  ------------   ------------
     Increase in net assets from operations..................   $ 17,432      $    960     $   17,573    $ 1,786      $     13,861
                                                               ----------   ------------   ----------  ------------   ------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Premium payments received...............................   $541,199      $ --         $  906,413    $68,356      $    217,641
     Net transfers between Sub-Accounts......................    230,022       122,595         27,517     30,649           (78,746)
   Policy and contract deductions............................    (19,243)           (5)      (349,347)    (1,577)           (3,878)
                                                               ----------   ------------   ----------  ------------   ------------
   Increase in net assets from contract owner transactions...   $751,978      $122,590     $  584,583    $97,428      $    135,017
                                                               ----------   ------------   ----------  ------------   ------------
   Increase in net assets....................................   $769,410      $123,550     $  602,156    $99,214      $    148,878
                                                               ----------   ------------   ----------  ------------   ------------

 NET ASSETS:
   Beginning of period.......................................    123,550        --             99,214     --               --
                                                               ----------   ------------   ----------  ------------   ------------
   End of period.............................................   $892,960      $123,550     $  701,370    $99,214      $    148,878
                                                               ----------   ------------   ----------  ------------   ------------
                                                               ----------   ------------   ----------  ------------   ------------

** For the period February 11, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                                      TSF
                                                                  JSC             Sub-Account
                                                              Sub-Account   ------------------------            Total
                                                              -----------      Six                     -----------------------
                                                              Six Months     Months                    Six Months
                                                                 Ended        Ended     Period Ended      Ended     Year Ended
                                                               June 30,     June 30,      Dec. 31,      June 30,     Dec. 31,
                                                                1998**        1998          1997          1998         1997
                                                              -----------   ---------   ------------   -----------  ----------
OPERATIONS:
  Net investment income.....................................    $  4,278     $22,221       $--         $   350,793  $   10,421
  Net realized gains (losses)...............................         385        (182 )          (2)        119,663       2,400
  Net unrealized gains (losses).............................      (5,437)     (9,420 )        (766)        369,551     118,054
                                                              -----------   ---------   ------------   -----------  ----------
    Increase (decrease) in net assets from operations.......    $   (774)    $12,619       $  (768)    $   840,007  $  130,875
                                                              -----------   ---------   ------------   -----------  ----------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Premium payments received...............................    $137,853     $33,309       $19,632     $ 9,860,405  $1,824,055
    Net transfers between Sub-Accounts......................     152,776     256,714        61,298         (28,857)     --
  Policy and contract deductions............................      (6,891)     (6,832 )        (337)       (940,200)    (34,575)
                                                              -----------   ---------   ------------   -----------  ----------
  Increase in net assets from contract owner transactions...    $283,738     $283,191      $80,593     $ 8,891,348  $1,789,480
                                                              -----------   ---------   ------------   -----------  ----------
    Increase in net assets..................................    $282,964     $295,810      $79,825     $ 9,731,355  $1,920,355
                                                              -----------   ---------   ------------   -----------  ----------

NET ASSETS:
  Beginning of period.......................................      --          79,825        --           2,020,471     100,116
                                                              -----------   ---------   ------------   -----------  ----------
  End of period.............................................    $282,964     $375,635      $79,825     $11,751,826  $2,020,471
                                                              -----------   ---------   ------------   -----------  ----------
                                                              -----------   ---------   ------------   -----------  ----------

** For the period February 11, 1998 (commencement of operations of Sub-Account) through June 30, 1998.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger & Berman Advisers Management Trust, J.P. Morgan Series Trust II, Dreyfus Variable Investment Fund, T. Rowe Price Equity Series, Inc. and Templeton Variable Products Series Fund.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. Realized gains and losses on sales of shares are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
The Sponsor deducts expense charges applied to premium consisting of the premium tax, the DAC tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of premium in most

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G states (Kentucky charges 7%). The DAC tax is 1.25% of premium. The sales load is 8.75% of premium up to target premium and 2.25% of premium in excess of target premium. A portion of the sales load is refunded for surrenders in the first three policy years.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Tables.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The daily deduction is currently .0020471% (which is equivalent to an annual rate of .75%) for policies in their first ten policy years and .0009572% (which is equivalent to an annual rate of .35%) for policies in policy year eleven and beyond.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(4) UNIT ACTIVITY

                                                                                        Units transferred
                                                                                      between Sub-Accounts
                                    Units Outstanding                                          and
                                   Beginning of Period         Units purchased            Fixed Account
                                 -----------------------   -----------------------   -----------------------
                                 Six Months     Period     Six Months     Period     Six Months     Period
                                   Ended        Ended        Ended        Ended        Ended        Ended
                                  June 30,     Dec. 31,     June 30,     Dec. 31,     June 30,     Dec. 31,
                                    1998         1997         1998         1997         1998         1997
                                 ----------   ----------   ----------   ----------   ----------   ----------
 SUB-ACCOUNTS
 ------------------------------
 CAS...........................     --           --              912       --            5,945       --
 EGS...........................        257       --              164          262        1,066       --
 GSS...........................     14,789       --              886          262       --           14,533
 TRS...........................     --           --           61,600       --           (6,993)      --
 WGO...........................     19,523       --           43,928       20,005        1,120       --
 FEI...........................      1,182       --          135,674        1,204        1,266       --
 FGP...........................     24,099       --          104,875       --           (2,339)      24,100
 FHI...........................     --           --            2,263       --              570       --
 FMM...........................     --           --          134,181       58,312      (94,400)     (58,312)
 FCN...........................        591       --              503          602        3,293       --
 FIP...........................     84,660       --          209,922       86,851       27,044       --
 NLM...........................        257       --              592          262        3,930       --
 NPP...........................     11,653       --           48,484       --           21,023       11,654
 JBP...........................      9,348       --           83,916        6,603        2,582        2,896
 JEP...........................     --           --           19,370       --           (6,422)      --
 JSC...........................     --           --           11,895       --           13,297       --
 TFS...........................      8,289       --            3,152        1,963       24,461        6,360
                                 ----------   ----------   ----------   ----------   ----------   ----------
 Unit Activity
 Applicable to Contract
  owners.......................    174,648       --          862,317      176,326       (4,557)       1,231
                                 ----------   ----------   ----------   ----------   ----------   ----------
 Unit Activity
 From Sponsor Transactions.....     10,000      10,000        --           --           --           --
                                 ----------   ----------   ----------   ----------   ----------   ----------
 Total Unit Activity...........    184,648      10,000       862,317      176,326       (4,557)       1,231
                                 ----------   ----------   ----------   ----------   ----------   ----------
                                 ----------   ----------   ----------   ----------   ----------   ----------


                                    Units withdrawn,
                                      surrendered,
                                   annuitizations and
                                      canceled for            Units outstanding
                                    contract charges            end of Period
                                 -----------------------   -----------------------
                                 Six Months     Period     Six Months     Period
                                   Ended        Ended        Ended        Ended
                                  June 30,     Dec. 31,     June 30,     Dec. 31,
                                    1998         1997         1998         1997
                                 ----------   ----------   ----------   ----------
 SUB-ACCOUNTS
 ------------------------------
 CAS...........................       (106)      --            6,751       --
 EGS...........................        (25)         (5)        1,462          257
 GSS...........................       (333)         (6)       15,342       14,789
 TRS...........................     (1,270)      --           53,337       --
 WGO...........................       (979)       (482)       63,592       19,523
 FEI...........................     (2,767)        (22)      135,355        1,182
 FGP...........................     (2,683)         (1)      123,952       24,099
 FHI...........................        (62)      --            2,771       --
 FMM...........................     (1,694)      --           38,087       --
 FCN...........................        (67)        (11)        4,320          591
 FIP...........................    (33,157)     (2,191)      288,469       84,660
 NLM...........................        (77)         (5)        4,702          257
 NPP...........................     (1,681)         (1)       79,479       11,653
 JBP...........................    (32,221)       (151)       63,625        9,348
 JEP...........................       (257)      --           12,691       --
 JSC...........................       (484)      --           24,708       --
 TFS...........................       (644)        (34)       35,258        8,289
                                 ----------   ----------   ----------   ----------
 Unit Activity
 Applicable to Contract
  owners.......................    (78,507)     (2,909)      953,901      174,648
                                 ----------   ----------   ----------   ----------
 Unit Activity
 From Sponsor Transactions.....     --           --           10,000       10,000
                                 ----------   ----------   ----------   ----------
 Total Unit Activity...........    (78,507)     (2,909)      963,901      184,648
                                 ----------   ----------   ----------   ----------
                                 ----------   ----------   ----------   ----------

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account G (the "Variable Account") as of June 30, 1998, the related statement of operations for the six month period then ended and the statements of changes in net assets for the six month period ended June 30, 1998 and the year ended December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life of Canada (U.S.) Variable Account G at June 30, 1998, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 14, 1998